Annual Total Returns[BarChart] - Invesco High Yield Bond Factor Fund - Class A	2014	2015	2016	2017	2018	2019	2020
Total	0.28%	(4.41%)	12.22%	6.70%	(4.48%)	13.19%	6.59%